Net Loss Per Share of Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share Basic and Diluted

The computation of net loss per share for the six months ended June 30, 2020 and 2019 was as follows:

	Six months ended June 30,
	2020	2019
Basic and diluted net loss per share:
Net loss	$(1,607,750)	$(1,719,910)
Weighted average number of common stock-basic and diluted	5,515,447	5,524,895

Basic and diluted net loss per share	$(0.29)	$(0.31)

The computation of net loss per share for the year ended December 31, 2019 and 2018 was as follows:

	2019	2018
Basic and diluted net loss per share:
Net loss	$(3,357,876)	$(3,765,047)
Deemed dividend related to the triggering of the full ratchet anti-dilution provision at fair value	(506,993)	-
Net loss available to common stockholders	(3,864,869)	(3,765,047)

Weighted-average number of common stock-basic and diluted	5,525,635	5,332,141

Basic and diluted net loss per share	$(0.70)	$(0.71)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities were excluded from the computation of diluted net income per share as their effect would have been anti-dilutive for the periods presented.

	2020	2019
Stock options and purchase warrants	646,938	700,976
Senior convertible notes and LOC, plus related accrued interest	93,961	18,107
	740,899	719,083

The outstanding options and warrants to purchase common stock and the shares issuable under the 2017 and 2019 Senior Notes were excluded from the computation of diluted net income per share as their effect would have been anti-dilutive for the periods are presented below:

	2019	2018
Stock options and purchase warrants	654,569	571,055
Senior convertible notes	60,883	17,531